Financial Instruments - Summary of Significant Exchange Rates Applied (Detail) - $ / ₨	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Foreign Exchange Rates [Abstract]
Average exchange rate per unit	0.0141	0.0144
Reporting date rate per unit	0.0134	0.0144